Share Capital (Details) - Schedule of stock option transactions - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Share Capital (Details) - Schedule of stock option transactions [Line Items]
Number of Options, Beinning Balance (in Shares)		5,060,000
Number of Options, Issued (in Shares)	5,220,000	700,000
Number of Options, Cancelled (in Shares)	(160,000)	(300,000)
Number of Options, Ending Balance (in Shares)	5,060,000	5,460,000
Bottom of range [member]
Share Capital (Details) - Schedule of stock option transactions [Line Items]
Weighted Average Exercise Price, Beinning Balance		$ 0.4
Weighted Average Exercise Price, Issued	0.4	0.56
Weighted Average Exercise Price, Cancelled	0.4	0.4
Weighted Average Exercise Price, Ending Balance	0.4	0.39
Top of range [member]
Share Capital (Details) - Schedule of stock option transactions [Line Items]
Weighted Average Exercise Price, Beinning Balance		0.5
Weighted Average Exercise Price, Issued	0.5	0.73
Weighted Average Exercise Price, Cancelled	0.5	0.5
Weighted Average Exercise Price, Ending Balance	$ 0.5	$ 0.53